Share-based payments reserve (Details 3) - Stock Options 1 [Member]	3 Months Ended
	Nov. 30, 2024 $ / shares shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.49	[1]
Number of options outstanding	10,450,000
Number of options exercisable	5,655,000
Remaining contractual life	3 years	[1]
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50
Number of options outstanding	7,375,000
Number of options exercisable	4,425,000
Expiry date	Aug. 17, 2027
Remaining contractual life	2 years 8 months 12 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.45
Number of options outstanding	3,075,000
Number of options exercisable	1,230,000
Expiry date	Aug. 28, 2028
Remaining contractual life	3 years 8 months 12 days

[1]	Total represents weighted average.